Fair Value - Summary of Carrying Amount and Fair Value of Financial Instruments by Category (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 13,766,638	₩ 11,129,720
Financial liabilities	18,825,390	16,915,572
Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	8,397,264	7,980,203
Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	10,006,685	8,437,703
Financial Liabilities At Amortized Costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	246,606	263,500
Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	141,280	216,040
Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	33,555	18,126
Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,449,062	3,019,592
Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	7,364,516	5,610,377
Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	129,124	491,713
Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,060,058	608,389
Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,064,856	952,319
Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,508,192	347,877
Derivative financial assets for hedging purpose [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	190,830	99,453
Fair value [member] | Trade and other payables [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Fair value [member] | Borrowings [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	9,405,992	8,578,827
Fair value [member] | Financial Liabilities At Amortized Costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1	1
Fair value [member] | Financial liabilities designated as at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	141,280	216,040
Fair value [member] | Derivative financial liabilities for hedging [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	33,555	18,126
Fair value [member] | Cash and cash equivalents [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	129,124	491,713
Fair value [member] | Other financial assets at amortized costs [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1	1
Fair value [member] | Financial assets at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,064,856	952,319
Fair value [member] | Other financial assets at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,508,192	347,877
Fair value [member] | Derivative financial assets for hedging purpose [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets	₩ 190,830	₩ 99,453